Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies (Tables) [Abstract]
Financial assets and liabilities subject to ofsetting

The following table provides details of financial assets and liabilities subject to offsetting at December 31, 2018, 2017 and 2016:

Thousand of reais			2018
	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Assets:
Derivatives	18,667,611	(304,165)	18,363,446
Repurchase agreements	44,836,491	-	44,836,491

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	18,771,000	(304,165)	18,466,835
Repurchase agreements	101,647,013	-	101,647,013

Thousand of reais			2017
	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Assets:
Derivatives	17,262,888	-	17,262,888
Repurchase agreements	34,505,671	-	34,505,671

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	16,677,486	-	16,677,486
Repurchase agreements	97,421,579	-	97,421,579

Thousand of reais			2016
	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Assets:
Derivatives	24,702,973	-	24,702,973
Repurchase agreements	47,528,393	-	47,528,393

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	20,236,615	-	20,236,615
Repurchase agreements	129,817,727	-	129,817,727

Tangible asset depreciation charge

The tangible asset depreciation charge is recognized in the consolidated income statement and is calculated basically using the following depreciation rates (based on the average years of estimated useful life of the various assets):

Annual Rate

Buildings for own use	4%
Furniture	10%
Fixtures	10%
Office and IT equipment	20%
Leasehold improvements	10% or up to contractual maturity